Exchange differences, net (Tables)	12 Months Ended
Dec. 31, 2020
Gains losses on exchange differences on translation recognised in profit or loss [Abstract]
Exchange Differences, Net

	2020	2019	2018
Income from trading in foreign currency	6,066,379	14,325,764	10,643,679
Conversion of foreign currency assets and liabilities into pesos	161,346	(299,355)	2,946,171

TOTAL	6,227,725	14,026,409	13,589,850